Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2021
Other Commitments [Line Items]
Unused purchase commitment	$ 3.8	$ 7.4
Lease of Lab and Office Premises
Other Commitments [Line Items]
Lease term			10 years